UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Assistant Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	February 5, 2010

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	97
Form 13F Information Table Value Total:	139,535

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corporation                COM              037389103      445    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103     1674    59723 SH       SOLE                                      59723
Alleghany Corp                 COM              017175100      423     1533 SH       SOLE                                       1533
AllianceBernstein Holding LP   COM              01855A101      281    10000 SH       SOLE                                      10000
Altria Group Inc               COM              02209S103     1969   100306 SH       SOLE                                     100306
American Electric Power        COM              025537101      348    10000 SH       SOLE                                      10000
Apple Inc                      COM              037833100     1191     5650 SH       SOLE                                       5650
Archer-Daniels-Midland Corp    COM              039483102      318    10172 SH       SOLE                                      10172
AvalonBay Communities, Inc REI COM              053484101      411     5000 SH       SOLE                                       5000
BP PLC Spons ADR               COM              055622104     1818    31362 SH       SOLE                                      31362
Bank of America (New)          COM              060505104     1890   125519 SH       SOLE                                     125519
Baxter Int'l Inc               COM              071813109      317     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207      877      267 SH       SOLE                                        267
Berkshire Hathaway Inc Cl A    COM              084670108     1488       15 SH       SOLE                                         15
Boeing Co                      COM              097023105      357     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      402     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     2135    84544 SH       SOLE                                      84544
Burlington Northern Santa Fe C COM              12189T104      530     5379 SH       SOLE                                       5379
Caterpillar Inc                COM              149123101     1100    19300 SH       SOLE                                      19300
Cheung Kong Holding            COM              166744201      385    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100     8175   106188 SH       SOLE                                     106188
Cisco Systems Inc              COM              17275R102      484    20200 SH       SOLE                                      20200
CitiGroup Inc.                 COM              172967101      363   109579 SH       SOLE                                     109579
Coca Cola Enterprises          COM              191219104      848    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     4673    81976 SH       SOLE                                      81976
ConocoPhillips                 COM              20825c104      878    17200 SH       SOLE                                      17200
Corporate Office Property Trus COM              22002T108      333     9100 SH       SOLE                                       9100
Diageo PLC ADR                 COM              25243Q205     2727    39285 SH       SOLE                                      39285
EOG Resources Inc              COM              26875P101      486     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      304     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107     1044    33240 SH       SOLE                                      33240
Expedia Inc (IAC/InterActiveCo COM              30212p105      260    10100 SH       SOLE                                      10100
Exxon Mobil Corporation        COM              30231G102    10289   150881 SH       SOLE                                     150881
Fidelity National Financial, I COM              31620r105      141    10458 SH       SOLE                                      10458
First Industrial Realty Trust  COM              32054k103      105    20000 SH       SOLE                                      20000
Freeport-McMoran Copper & Gold COM              35671d857     1473    18340 SH       SOLE                                      18340
General Electric               COM              369604103     3810   251830 SH       SOLE                                     251830
General Growth Properties - RE COM              370021107      462    40000 SH       SOLE                                      40000
General Mills Inc              COM              370334104      283     4000 SH       SOLE                                       4000
HRPT Properties Trust REIT     COM              40426W101     8166  1262075 SH       SOLE                                    1262075
HSBC Holdings Plc Ltd ADR      COM              404280406     1159    20302 SH       SOLE                                      20302
Heinz (H.J.)                   COM              423074103      342     8000 SH       SOLE                                       8000
Home Properties Inc - REIT     COM              437306103      716    15000 SH       SOLE                                      15000
Hugoton Royalty Trust Texas    COM              444717102      209    13000 SH       SOLE                                      13000
IStar Financial - REIT         COM              45031U101      183    71450 SH       SOLE                                      71450
Intel Corp                     COM              458140100      673    33000 SH       SOLE                                      33000
International Business Machine COM              459200101     7709    58892 SH       SOLE                                      58892
JPMorgan Chase & Co.           COM              46625H100     3377    81034 SH       SOLE                                      81034
Johnson & Johnson              COM              478160104     2307    35810 SH       SOLE                                      35810
KeyCorp (New)                  COM              493267108      111    20000 SH       SOLE                                      20000
Kimberly-Clark                 COM              494368103     1022    16040 SH       SOLE                                      16040
Kinder Morgan Energy Partners  COM              494550106     3436    56350 SH       SOLE                                      56350
Kraft Foods Inc CL A (Altria s COM              50075n104     1252    46053 SH       SOLE                                      46053
LMP Real Estate Income Fund In COM              755881109      161    20000 SH       SOLE                                      20000
Loews Corp                     COM              540424108     3022    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     5482    68331 SH       SOLE                                      68331
Macy's Inc. (formerly Federate COM              55616P104     1991   118816 SH       SOLE                                     118816
Maguire Properties Inc REIT    COM              559775101       79    52075 SH       SOLE                                      52075
McGraw-Hill Companies Inc      COM              580645109      412    12300 SH       SOLE                                      12300
Medco Health Solutions Inc (Me COM              58405U102     1932    30234 SH       SOLE                                      30234
Merck & Co.                    COM              589331107     5944   162670 SH       SOLE                                     162670
Microsoft Corp                 COM              594918104      366    12000 SH       SOLE                                      12000
Mosaic Company (The)           COM              61945A107      235     3928 SH       SOLE                                       3928
Nestle ADR                     COM              641069406      387     8000 SH       SOLE                                       8000
News Corp Inc CL A             COM              65248E104     1190    86906 SH       SOLE                                      86906
Nike Inc., Cl B                COM              654106103      661    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      393    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     1623    26700 SH       SOLE                                      26700
Pfizer, Inc.                   COM              717081103     3427   188415 SH       SOLE                                     188415
Philip Morris International-Al COM              718172109     5672   117706 SH       SOLE                                     117706
Polo Ralph Lauren Corp Cl A    COM              731572103      243     3000 SH       SOLE                                       3000
Procter & Gamble Co            COM              742718109     2713    44739 SH       SOLE                                      44739
Public Storage - REIT          COM              74460D109      649     7971 SH       SOLE                                       7971
Qualcomm                       COM              747525103     1041    22500 SH       SOLE                                      22500
Royal Dutch Shell PLC - ADR A  COM              780259206     4268    71000 SH       SOLE                                      71000
Sears Holdings Corp            COM              812350106      417     5000 SH       SOLE                                       5000
Singapore Airlines             COM              870794302      919    87911 SH       SOLE                                      87911
Sunstone Hotel Investors, Inc. COM              867892101      390    43902 SH       SOLE                                      43902
Swire Pacific Ltd Spons ADR Rp COM              870794302      485    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      279    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      491    12600 SH       SOLE                                      12600
Target Corp-frmly Dayton Hudso COM              87612E106     1375    28420 SH       SOLE                                      28420
Texas Instruments Inc.         COM              882508104      261    10000 SH       SOLE                                      10000
Tiffany & Co                   COM              886547108      357     8300 SH       SOLE                                       8300
Total SA Spon ADR              COM              89151E109      381     5950 SH       SOLE                                       5950
U.S. Bancorp (Formerly First B COM              902973106      333    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109     1000    14400 SH       SOLE                                      14400
Verizon                        COM              92343V104      836    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103     1363    25500 SH       SOLE                                      25500
Yum Brands Inc (formerly Trico COM              895953107      249     7120 SH       SOLE                                       7120
Zimmer Holdings Inc            COM              98956P102      421     7122 SH       SOLE                                       7122
Corts Tr for Ford Mtr 8% Call                   22082K209      221    10000 SH       SOLE                                      10000
GE Cap 6.625% Pref. Callable 3                  369622527      501    20000 SH       SOLE                                      20000
IStar Financial Pfd REIT 7.5%                   45031u804       70    10000 SH       SOLE                                      10000
Maguire Prop Inc 7.625% Callab                  559775200       70    10000 SH       SOLE                                      10000
Public Storage Ser I 7.25% Cal                  74460D299      694    27200 SH       SOLE                                      27200
Ford Motor Tr II 6.5% Call 30                   345395206      375     9400 SH       SOLE                                       9400